Risk Report - Trading Market Risk Exposures - Average, Maximum and Minimum Stressed Value-at-Risk by Risk Type (Tables)	12 Months Ended
Dec. 31, 2017
Stressed Value-at-Risk (average, maximum, minumum)
Average, Maximum and Minimum Stressed Value-at-Risk by Risk Type [text block table]

Average, Maximum and Minimum Stressed Value-at-Risk by Risk Type

	Total		Diversification effect		Interest rate risk		Credit spread risk		Equity price risk		Foreign exchange risk [1]		Commodity price risk
in € m.	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Average	76.7	85.2	(88.4)	(78.2)	69.8	51.9	62.1	74.9	18.8	20.6	12.6	14.8	1.8	1.3
Maximum	125.0	143.7	(115.8)	(150.0)	92.0	82.5	73.2	99.3	66.8	144.5	28.0	30.4	6.1	3.9
Minimum	42.0	60.4	(73.0)	(53.4)	48.3	37.4	54.3	59.0	1.5	2.4	6.9	3.4	0.3	0.4
Period-end	85.6	75.8	(81.0)	(91.3)	67.8	51.9	64.3	63.0	19.9	29.6	12.6	22.1	1.9	0.5

[1]Includes value-at-risk from gold and other precious metal positions.